Business Combination (Details Textual) ₨ in Millions, £ in Millions, $ in Millions			12 Months Ended
	Aug. 01, 2024 INR (₨)	Jun. 26, 2024 INR (₨)	Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2026 GBP (£)	Mar. 31, 2025 GBP (£)	Jun. 26, 2024 GBP (£)
Disclosure of detailed information about business combination [line items]
Payment to acquire license	₨ 2,231
Percentage of royalty payables	4.50%
Revenues			₨ 335,933	[1]	$ 3,580	₨ 325,535	[1]	₨ 279,164	[1]
Consideration transferred, acquisition-date fair value			220			2,916
Profit before tax			54,817		$ 584	76,784		₨ 71,870
Goodwill			12,893			11,810				$ 137
Nestle India [Member]
Disclosure of detailed information about business combination [line items]
Subscription contributed	₨ 7,056
Proportion of ownership interest in subsidiary	49.00%
Goodwill	₨ 207
Other intangible assets	1,982
Property, plant and equipment	₨ 42
Nestle India [Member] | Nutraceuticals Subsidiary [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	49.00%
Non-controlling interest in acquiree recognised at acquisition date			3,394			3,778
Dr. Reddys Laboratories [Member]
Disclosure of detailed information about business combination [line items]
Subscription contributed	₨ 7,344
Dr. Reddys Laboratories [Member] | Nutraceuticals Subsidiary [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	51.00%
Haleon [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		₨ 56,121	53,660										£ 500
Cash transferred		51,407											458
Consideration payable		₨ 4,714											42
Goodwill			7,170
Other intangible assets			54,973
Deferred tax liabilities			8,483
Haleon [Member] | Transitional Distribution Services Agreement [Member]
Disclosure of detailed information about business combination [line items]
Revenues						12,020
Profit before tax						1,011
Haleon [Member] | Northstar Switzerland Sarl [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%
Cash transferred		₨ 51,407											458
Contingent consideration recognised as of acquisition date		4,714											42
Haleon [Member] | Northstar Switzerland Sarl [Member] | NRT [Member]
Disclosure of detailed information about business combination [line items]
Consideration payable			₨ 3,389			₨ 1,655					£ 27	£ 15
Haleon [Member] | Northstar Switzerland Sarl [Member] | Sales Target 2024 [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		₨ 56,121											£ 500

[1]	Revenues for the year ended March 31, 2026 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, of Rs.7,270 (as compared to Rs.9,389 and Rs.10,707 for the years ended March 31, 2025 and 2024, respectively) and from the PSAI segment to the Others segment of Rs.0 (as compared to Rs.0 and Rs.72 for the years ended March 31, 2025 and 2024, respectively)